Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Short-term Borrowings Disclosure [Abstract]
Short-term borrowings

	December 31,
(Millions of dollars)	2014	2013	2012
Machinery, Energy & Transportation:
Notes payable to banks	$9	$16	$484
Notes payable to certain former shareholders of Siwei	—	—	152
Commercial paper	—	—	—
	9	16	636
Financial Products:
Notes payable to banks	411	545	418
Commercial paper	3,688	2,502	3,654
Demand notes	600	616	579
	4,699	3,663	4,651
Total short-term borrowings	$4,708	$3,679	$5,287

The weighted-average interest rates on short-term borrowings outstanding were:

	December 31,
	2014	2013	2012
Notes payable to banks	6.8%	6.3%	5.8%
Commercial paper	0.3%	0.5%	0.6%
Demand notes	0.8%	0.8%	0.8%